Note 15 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Subsequent Events [Text Block]
15.	SUBSEQUENT EVENTS

In connection with the issuance of the condensed consolidated financial statements for the three months ended March 31, 2026, the Company has evaluated subsequent events through the date the condensed consolidated financial statements were issued.

Note Payable

In April 2026, the Company borrowed $0.6 million from an investor under a note agreement that is payable in six equal installments of $0.1 million beginning July 1, 2026 (the "April 2026 Note"). The April 2026 Note bears a one-time interest charge of $0.07 million. The net proceeds to the Company were $0.5 million and issuance costs were $0.07 million. The investor may at any time convert to common stock of the Company, all or any part of the outstanding and unpaid amounts due under the convertible note, plus $1,750 for each conversion. The variable conversion price shall be a rate per share equal to 75% of the lowest trading price for the preceding ten trading days prior to conversion. As additional consideration for the April 2026 Note, the Company issued 80,128 shares of common stock to the investor as origination shares. In May 2026, the Company repaid $0.6 million in full settlement of the April 2026 Note.

Senior Secured Note

In April 2026, the Company issued 1,264,543 shares of common stock at a price of $0.3954 per share to settle $0.5 million of the Senior Secured Note principal. In May 2026, the Company settled principal outstanding under the Senior Secured Note through a combination of equity issuance, cash repayment, and a cashless transaction. The Company issued 1,038,281 shares of common stock at $0.1907 per share to satisfy $0.2 million of principal, issued 5,810,093 shares of common stock at $0.1506 per share to satisfy $0.875 million of principal, repaid $1.7 million in cash, and settled an additional $1.0 million of principal through a cashless transaction in connection with the May 2026 Offering (as defined below) funds flow.

Warrant Exchange

On May 5, 2026, the Company entered into a Warrant Issuance and Exchange Agreement (the “Exchange Agreement”) with the holder (the “Holder”) of certain of the Company’s outstanding HT Warrants. Pursuant to the Exchange Agreement, the Holder agreed to surrender to the Company the HT Warrants, which were exercisable for an aggregate of 7,009,346 shares of the Company’s Common Stock, at an exercise price of $2.675 per share (the “Existing Warrants”), in exchange for new warrants to purchase Common Stock (the “New Warrants”) exercisable for an aggregate of up to 10,000,000 shares of Common Stock (the “New Warrant Shares”) at an exercise price of $0.35, subject to adjustment as set forth in the New Warrants.

The New Warrants will be exercisable at any time on or after the original issuance date and on or prior to 5:00 p.m. (New York City time) on the five-year anniversary of such date. The New Warrants may be exercised by means of a “cashless exercise” at any time when there is no effective registration statement available for the resale of the New Warrant Shares.

Public Offering

On  May 6, 2026, the Company completed a public offering where it sold an aggregate (i) 16,666,667 shares of its Common Stock, or in lieu thereof, for certain purchasers, prefunded warrants, (ii) series A common warrants to purchase up to 16,666,667 shares of Common Stock (the “Series A Common Warrants”), and (iii) series B common warrants to purchase up to 16,666,667 shares of Common Stock (the “Series B Common Warrants” together with the Series A Common Warrants, the “Common Warrants”) for a combined offering price of $0.30 per share for gross proceeds of $5.0 million (the "May 2026 Offering"). Net proceeds from the May 2026 Offering were $3.06 million after deduction of $0.94 million of offering costs with $1.0 million in a cashless transaction to settle the principal of the Company’s Senior Secured Note.

In connection with the May 2026 Offering, certain adjustment provisions of warrants issued to WestPark Capital, Inc., which acted as placement agent in connection with the Senior Secured Note, were triggered, resulting in WestPark Capital owning an aggregate of 8,187,776 warrants with an exercise price of $0.229.

Pre-funded Warrant Exercise

On May 12, 2026, one investor in the public offering exercised 1,000,000 pre-funded warrants in exchange for the equivalent number of common shares.

15.	SUBSEQUENT EVENTS

In connection with the issuance of the consolidated financial statements for the year ended December 31, 2025, the Company has evaluated subsequent events through the date the consolidated financial statements were issued.

Related Party Transactions

On January 6, 2026, the Company repaid $1.0 million plus $7,025 interest on the November 26, 2025 related party note, offset by $134,712 related party note receivable.

On various dates in February and March, 2026, a total of 129,735 of non-qualified vested stock options were exercised.

On February 28, 2026, the Company borrowed $0.7 million from Fang Family Fund I, LLC, an entity affiliated with one of its executive directors, under a loan agreement ("Note") which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by the Company in cash on November 27, 2026 (the “Maturity Date”) at the Company’s written election or upon written demand by the Holder.

Stock option awards

In February 2026, the Company granted to certain employees a total of 216,448 common stock options with exercise prices ranging from $1.08 to $1.69 and a term of 10 years.

Senior Secured Note

In connection with the Senior Secured Note issued in December 2025 (see Note 8), the Company:

●	Made principal payments in February and March 2026, totaling $3.4 million in cash.
●	In February and March 2026, issued a total of 1,380,359 shares of common stock to settle $2.1 million of note principal as a result of the noteholder’s election to accelerate repayment in shares.
●	On March 9, 2026, paid the minimum liquidity requirement of $4.0 million to the noteholder in satisfaction of the equivalent principal amount.

Common share authorization

On March 10, 2026, the stockholders of the Company approved an amendment to the Company’s Second Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from the previously authorized amount of 150,000,000 shares to 300,000,000 shares. The Second Amended and Restated Certificate of Incorporation was filed with the Secretary of State of the State of Delaware and became effective on March 24, 2026.